Organization and Business Description - Schedule of Cash Flow (Details) - VIE [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Flow [Line Items]
Net cash (used in) provided by operating activities	$ (1,349,922)	$ 2,305,030	$ (423,730)
Net cash (used in) provided by investing activities	(789,312)	693,138
Net cash (used in) provided by financing activities	$ (13,913)	$ (199,832)	$ 400,000